10-K Significant accounting policies - Schedule of estimated useful lives of finite lived intangible assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Indefinite-lived intangible assets		$ 0
Customer relationships
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	3 years
Minimum | Non-compete agreements
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	1 year	1 year
Minimum | Trade names
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	1 year	1 year
Minimum | Intellectual property and know-how
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	5 years	5 years
Minimum | Licenses and service agreements
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	5 years	5 years
Minimum | Internal-use software
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	3 years	3 years
Maximum | Non-compete agreements
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	15 years	15 years
Maximum | Trade names
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	20 years	20 years
Maximum | Intellectual property and know-how
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	15 years	15 years
Maximum | Licenses and service agreements
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	30 years	30 years
Maximum | Internal-use software
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	7 years	5 years